Summary of Significant Accounting Policies - Schedule of Accounts Payable and Accrued Liabilities (Details) - Previously Reported [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Accrued Liabilities [Line Items]
Trade payable	$ 1,003,380	$ 773,387
Suspense payable	727,230	727,153
Total accounts payable	1,730,610	1,500,540
Total accrued liabilities	$ 319,327	$ 259,131